CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 534,787	$ 295,937	$ 243,494
Accounts receivable	1,407	4,415	1,224
Due from Fvndit, Inc.	25,142	25,142	24,498
Digital assets	6,107	6,107	0
Total current assets	567,443	331,601	269,216
Equipment, net	448	632	1,373
Other assets	296,405	296,405	298,056
TOTAL ASSETS	864,296	628,638	568,645
Current liabilities:
Accounts payable	10,183	4,502	1,077
Accrued expenses	279,815	427,293	0
Deferred Revenues		0	613
Loan from stockholder	125,000	125,000	0
Total current liabilities	414,998	556,795	1,690
TOTAL LIABILITIES	414,998	556,795	1,690
STOCKHOLDERS' EQUITY:
Preferred stock, $0.0001 par value, 50,000,000 shares authorized; 40,000,000 shares issued and outstanding	4,000	4,000	4,000
Common stock, $0.0001 par value, 500,000,000 shares authorized; 71,519,830 and 70,404,086 shares issued and outstanding as of March 31, 2022, and December 31, 2021, respectively	7,151	7,040	6,898
Additional paid-in capital	4,018,669	3,344,890	2,215,020
Accumulated deficit	(3,580,522)	(3,284,087)	(1,658,963)
Total stockholders' equity	449,298	71,843	566,955
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 864,296	$ 628,638	$ 568,645